Offerings	Sep. 02, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value US$0.0001 per share
Amount Registered | shares	25,455,000
Proposed Maximum Offering Price per Unit	10.46
Maximum Aggregate Offering Price	$ 266,259,300.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 40,764.30
Offering Note	(1.a) All securities being registered will be issued by Parataxis Holdings Inc., a Delaware corporation ("Pubco"), in connection with the business combination (the "Business Combination") described in proxy statement/prospectus forming a part of this registration statement (the "proxy statement/prospectus"). As a result of the Business Combination, Pubco will issue (i) up to 25,455,000 shares of Class A common stock, par value $0.0001 per share, of Pubco ("Pubco Class A Common Stock") to the shareholders of SilverBox Corp IV, a Cayman Islands exempted company ("SilverBox"), including up to (x) 20,000,000 shares of Pubco Class A Common Stock to SilverBox's public shareholders, and (y) 5,455,000 shares of Pubco Class A Common Stock to SilverBox Sponsor IV LLC (the "Sponsor"); and (ii) 6,818,334 warrants of Pubco to be issued to the warrantholders of SilverBox and 6,818,334 shares of Pubco Class A Common Stock issuable upon the exercise of such warrants including (x) 6,666,667 warrants to be issued to SilverBox's public warrantholders, and (y) 151,667 warrants to be issued to the Sponsor. (1.b) Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions. (1.c) Represents an aggregate of 25,455,000 shares of Pubco Class A Common Stock issuable in accordance with Note 1.a above. (1.d) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(f)(1) under the Securities Act of 1933, as amended (the "Securities Act"). The proposed maximum aggregate offering price is equal to the product obtained by multiplying US$10.46, which represents the average of the high and low stock price of SilverBox on the NYSE on August 26, 2025 (such date being within five business days of the date that this registration statement was first filed with the U.S. Securities and Exchange Commission), by 25,455,000 shares of Pubco Class A Common Stock issuable to the shareholders of SilverBox in connection with the Business Combination, as described in Note 1.a above.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value US$0.0001 per share
Amount Registered | shares	14,748,723
Maximum Aggregate Offering Price	$ 53,459,787.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,184.69
Offering Note	See Offering Notes: 1.a, 1.b (2.a) Represents (x) 7,030,000 shares of Pubco Class A Common Stock to be issued to holders of units of Parataxis Holdings LLC ("Parataxis"), (y) up to 7,500,000 shares of Pubco Class A Common Stock to be issued to holders of common units of Parataxis (the "Earnout Shares"), and (z) up to 218,723 shares of Pubco Class A Common Stock to be issued to holders of preferred units of Parataxis (the"Adjustment Shares"). (2.b) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(i) and Rule 457(f)(2) of the Securities Act. Parataxis is a private company with no market existing for its securities. Therefore, the proposed maximum aggregate offering price is equal to the aggregate book value of Parataxis securities expected to be exchanged in the Business Combination, representing the aggregate book value of (i) the common units of Parataxis to be exchanged for Pubco Class A Common Stock (including the Earnout Shares), (ii) the preferred units of Parataxis to be exchanged for Pubco Class A Common Stock (including the Adjustment Shares), and (iii) the common units of Parataxis to be exchanged for Pubco Class C Common Stock, as described in the proxy statement/prospectus.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable on exercise of Warrants
Amount Registered | shares	6,818,334
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 78,410,841.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,004.70
Offering Note	See Offering Note 1.a, 1.b (3.a) Represents 6,818,334 warrants to be issued to the warrantholders of SilverBox and 6,818,334 shares of Pubco Class A Common Stock issuable upon the exercise of such warrants, as described in Note 1.a above. (3.b) Based on the exercise price of warrants to be issued to the shareholders of SilverBox ($11.50).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	6,818,334
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Notes 1.a, 1.b, 3.a (4.a) Pursuant to Rule 457(g) of the Securities Act, no separate fee is recorded for the warrants and the entire fee is allocated to the underlying shares of Pubco Class A Common Stock.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class C Common Stock, par value US$0.0001 per share
Amount Registered | shares	7,000,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Notes 1.a, 1.b, 2.b (5.a) Represents 7,000,000 shares of Class C common stock, par value $0.0001 per share, of Pubco ("Pubco Class C Common Stock") to be issued to certain securityholders of Parataxis.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value US$0.0001 per share
Amount Registered | shares	7,000,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Notes 1.a, 1.b, 2.b (6.a) Represents 7,000,000 shares of Pubco Class A Common Stock issuable upon conversion of the Pubco Class C Common Stock. Pursuant to Rule 457(f)(2) and Rule 457(i), there is no fee associated with the registration of the shares of Pubco Class A Common Stock issuable upon conversion of the shares of Pubco Class C Common Stock being registered under this Registration Statement because no additional consideration will be received in connection with the conversion of Pubco Class C Common Stock. As noted above, the aggregate book value of the units of Parataxis is including the common units of Parataxis to be exchanged for Pubco Class C Common Stock; as such, the registration fee paid in respect thereof is inclusive of the registration fee payable in respect of the shares of Pubco Class A Common Stock issuable upon conversion of the Pubco Class C Common Stock.